Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN TRUST I
JPMorgan Income Funds
JPMorgan Inflation Managed Bond Fund
(each, a “Fund” and together, the “Funds”)
(All Classes)
Supplement dated March 1, 2022
to the current Summary Prospectuses and Prospectuses
As previously supplemented on November 23, 2021, as announced on August 11, 2021, the Boards of Trustees have agreed to consider in early 2022 the conversion of the Funds to newly created exchange-traded funds (the “ETFs”) (each, a “Conversion”). If the Conversions are approved, each new ETF will be managed in a substantially similar manner as the current Fund. In connection with the Conversions, the Board of Trustees considered and approved certain actions described below. Each of the actions will be implemented on January 18, 2022 (the “Effective Date”) only if the Boards of Trustees approve the Conversions.
In addition, on the Effective Date, the following paragraph relating to the Funds will be included in the “Fees and Expenses of the Fund” section in the Summary Prospectuses and in the “Risk/Return Summary” of the Prospectuses and in the “Investing with J.P. Morgan Funds — SALES CHARGES AND FINANCIAL INTERMEDIARY COMPENSATION — Waiver of the Class A and Class C CDSC” section of the Prospectuses:
Beginning on the Effective Date, no CDSC will be imposed on redemptions of the Class A or Class C shares of the Funds.
In addition, on the Effective Date, the following will be added to “Fees and Expenses of the Fund” section in the Summary Prospectuses and in the “Risk/Return Summary” of the Prospectuses and included as the third paragraph in the “Investing with J.P. Morgan Funds — SALES CHARGES AND FINANCIAL INTERMEDIARY COMPENSATION — Class A Shares” section of the Prospectuses:
Beginning on the Effective Date, no sales charge will be imposed on purchases of Class A shares of the Funds. As a result, any subsequent purchases of the Funds will not be eligible assets for future rights of accumulation or letter of intent purchases.

JPMorgan Inflation Managed Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN TRUST I
JPMorgan Income Funds
JPMorgan Inflation Managed Bond Fund
(each, a “Fund” and together, the “Funds”)
(All Classes)
Supplement dated March 1, 2022
to the current Summary Prospectuses and Prospectuses
As previously supplemented on November 23, 2021, as announced on August 11, 2021, the Boards of Trustees have agreed to consider in early 2022 the conversion of the Funds to newly created exchange-traded funds (the “ETFs”) (each, a “Conversion”). If the Conversions are approved, each new ETF will be managed in a substantially similar manner as the current Fund. In connection with the Conversions, the Board of Trustees considered and approved certain actions described below. Each of the actions will be implemented on January 18, 2022 (the “Effective Date”) only if the Boards of Trustees approve the Conversions.
In addition, on the Effective Date, the following paragraph relating to the Funds will be included in the “Fees and Expenses of the Fund” section in the Summary Prospectuses and in the “Risk/Return Summary” of the Prospectuses and in the “Investing with J.P. Morgan Funds — SALES CHARGES AND FINANCIAL INTERMEDIARY COMPENSATION — Waiver of the Class A and Class C CDSC” section of the Prospectuses:
Beginning on the Effective Date, no CDSC will be imposed on redemptions of the Class A or Class C shares of the Funds.
In addition, on the Effective Date, the following will be added to “Fees and Expenses of the Fund” section in the Summary Prospectuses and in the “Risk/Return Summary” of the Prospectuses and included as the third paragraph in the “Investing with J.P. Morgan Funds — SALES CHARGES AND FINANCIAL INTERMEDIARY COMPENSATION — Class A Shares” section of the Prospectuses:
Beginning on the Effective Date, no sales charge will be imposed on purchases of Class A shares of the Funds. As a result, any subsequent purchases of the Funds will not be eligible assets for future rights of accumulation or letter of intent purchases.